Expense Example - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026 USD ($)
Optimum Large Cap Growth Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 689
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,965
Optimum Large Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	2,293
Optimum Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,187
Optimum Small-Mid Cap Growth Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,306
Optimum Small-Mid Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,627
Optimum Small-Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,558
Optimum Small-Mid Cap Value Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	717
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,373
Expense Example, with Redemption, 10 Years	2,328
Optimum Small-Mid Cap Value Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,649
Optimum Small-Mid Cap Value Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,582
Optimum International Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,074
Optimum International Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
Optimum International Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Optimum Fixed Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	551
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	1,664
Optimum Fixed Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Optimum Fixed Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Optimum Large Cap Value Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,914
Optimum Large Cap Value Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,243
Optimum Large Cap Value Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131